Vista Outdoor Inc. - 10-K Income Taxes (Income Tax Provision) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current:
Federal			$ (39,516)	$ (94,041)	$ (107,429)
State			(6,467)	(9,263)	(28,119)
Non-US			(836)	(324)	(739)
Deferred:
Federal			49,592	42,445	(10,327)
State			5,991	(253)	(1,483)
Non-US			215	1,056	365
Income tax (provision) benefit	$ (14,410)	$ (17,327)	$ 8,979	$ (60,380)	$ (147,732)